As filed with the Securities and Exchange Commission on April 27, 1998

             1933 Act File No. 33-14567; 1940 Act File No. 811-5188
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._23_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._23_


                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


        Registrant's Telephone Number, including Area Code: 816-531-5575


                            William M. Lyons, Esq.

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

            Approximate Date of Proposed Public Offering: May 1, 1998


It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485
__X__  on May 1, 1998 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a) of Rule 485
_____  on [date] pursuant to paragraph (a)(1) of Rule 485
_____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
_____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended December 31, 1997, was filed on February 24, 1998.

================================================================================

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    N/A
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          of Registrant             the Funds; Shareholders of Variable
                                    Portfolios; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      Share Price; Distributions
        Being Offered
Item 8. Redemption                  Share Price
Item 9. Pending Legal               Distributions of Fund Shares
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Selection of Investments;
         and Policies               Additional Investment Restrictions;
                                    Futures Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Lending;
                                    Portfolio Turnover;
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock
         Other Securities
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of             Performance Advertising
         Performance Data
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                  MAY 1, 1998


                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.

                            VP Capital Appreciation


                                  PROSPECTUS


                                  MAY 1, 1998


                            VP Capital Appreciation

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Capital Appreciation, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.


    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy, without charge, call or write:

                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP CAPITAL APPRECIATION

    VP Capital Appreciation seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation


  There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Shareholders of Variable Portfolios .......................................    5
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    5
      Repurchase Agreements ...............................................    5
      Foreign Securities ..................................................    6
      Forward Currency Exchange Contracts .................................    6
      Derivative Securities ...............................................    7
      Short Sales .........................................................    7
      When-Issued Securities ..............................................    8
      Rule 144A Securities ................................................    8
      Portfolio Turnover ..................................................    8
Performance Advertising ...................................................    8


ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   10
      Purchase and Redemption of Shares ...................................   10
      When Share Price Is Determined ......................................   10
      How Share Price Is Determined .......................................   10
Distributions .............................................................   11
Taxes .....................................................................   11
Management ................................................................   11
      Investment Management ...............................................   11
      Code of Ethics ......................................................   11
      Transfer and Administrative Services ................................   12
Distribution of Fund Shares ...............................................   12
Further Information About American Century ................................   12


PROSPECTUS                                         TABLE OF CONTENTS     3



                             FINANCIAL HIGHLIGHTS
                            VP CAPITAL APPRECIATION

  The Financial Highlights for the fiscal year ended December 31, 1997, have been audited by Deloitte & Touche, LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before December 31, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended
December 31, except as noted.

                                 1997      1996      1995      1994      1993      1992      1991     1990      1989      1988

PER-SHARE DATA

Net Asset Value,
Beginning of Year .............  $10.24   $12.06     $9.21     $9.32     $8.47     $8.64     $6.16    $6.24     $5.11     $5.29
                                -------- --------  --------  --------  --------  --------  -------- --------  --------  --------
Income From
Investment Operations

  Net Investment
  Income (Loss) ...............  (0.05)(1)  (0.06)(1)  (0.02)  0.01      0.03      0.02      0.04     0.06      0.06      0.06

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
  Transactions ................  (0.30)   (0.40)     2.88     (0.12)     0.84     (0.14)     2.51    (0.14)     1.41     (0.18)
                                -------- --------  --------  --------  --------  --------  -------- --------  --------  --------
  Total From
  Investment Operations .......  (0.35)   (0.46)     2.86     (0.11)     0.87     (0.12)     2.55    (0.08)     1.47     (0.12)
                                -------- --------  --------  --------  --------  --------  -------- --------  --------  --------
Distributions

  From Net Investment Income ..   --        --      (0.01)      --      (0.02)    (0.05)    (0.07)     --      (0.06)    (0.06)

  From Net Realized Gains
  on Investment Transactions ..  (0.21)   (1.36)      --        --        --        --        --       --      (0.28)      --
                                -------- --------  --------  --------  --------  --------  -------- --------  --------  --------
  Total Distributions .........  (0.21)   (1.36)    (0.01)      --      (0.02)    (0.05)    (0.07)     --      (0.34)    (0.06)
                                -------- --------  --------  --------  --------  --------  -------- --------  --------  --------
Net Asset Value, End of Year ..  $9.68    $10.24    $12.06     $9.21     $9.32     $8.47     $8.64    $6.16     $6.24     $5.11
                                ======== ========  ========  ========  ========  ========  ======== ========  ========  ========
  TOTAL RETURN(2) .............  (3.26)%  (4.32)%   31.10%    (1.17)%   10.30%    (1.33)%   41.86%   (1.24)%   28.70%    (2.26)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .........  1.00%     1.00%     0.99%     1.00%     1.00%     1.00%     1.00%    1.00%     1.00%     1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ..  (0.53)%  (0.59)%   (0.23)%    0.11%     0.35%     0.32%     0.62%    1.46%     1.53%     1.95%

Portfolio Turnover Rate .......  107%      182%      147%      115%       87%      135%      182%     271%      228%      354%

Average Commission
Paid per Share
of Equity Security Traded .....  $0.0316  $0.0326   $0.0370    --(3)     --(3)     --(3)     --(3)    --(3)     --(3)     --(3)

Net Assets, End
of Year (in millions) .........  $594     $1,314    $1,461    $1,003     $756      $415      $256      $97       $35       $6

----------

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended December 31, 1995.


4      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    VP Capital Appreciation seeks capital growth. The fund will seek to achieve its investment objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.


    The fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years' continuous operation.

SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

    The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller


PROSPECTUS                             INFORMATION REGARDING THE FUND     5


seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those commercial banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.


FOREIGN SECURITIES


    The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") for foreign securities. Depositary receipts are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS


    Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.


    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the


6    INFORMATION REGARDING THE FUND          AMERICAN CENTURY INVESTMENTS


contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objective and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is limited to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.


    There is a range of risks associated with derivative investments, including but not limited to:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which will make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

    *   the risk that the counterparty will fail to perform its obligations.


    No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.

    Because its performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, also will bear the market risk of changes in the reference index.

    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


SHORT SALES

    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.


    The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


PROSPECTUS                           INFORMATION REGARDING THE FUND       7


WHEN-ISSUED SECURITIES

    The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the fund's Board of Directors has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares.)


PORTFOLIO TURNOVER

    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve the objective and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover may also increase the likelihood of realized capital gains, if any, distributed by the fund.


PERFORMANCE ADVERTISING

    From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual com-


8    INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


pound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the S&P 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 2 (1)/(2) -year CD rates. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


PROSPECTUS                           INFORMATION REGARDING THE FUND       9


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Capital Appreciation shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED


    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.


    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calcu-


10   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


lation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.

MANAGEMENT

INVESTMENT MANAGEMENT


    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Capital Appreciation team and their work experience for the last five years are as follows:


    HAROLD S. BRADLEY, Vice President and Portfolio Manager, joined American Century in 1988. For the past ten years, Mr. Bradley has managed the global equity, futures and foreign exchange trading activities for American Century.

    LINDA K. PETERSON, Portfolio Manager, joined American Century in 1986. She served as an Investment Analyst for American Century growth-oriented funds from April 1994 until March 1998. She was promoted to Portfolio Manager in March 1998.


    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provi-


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW      11


sions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.

    On November 10, 1997, American Century Variable Portfolios, Inc. received a copy of a complaint filed against Nationwide Life Insurance Company in which American Century Mutual Funds, Inc., American Century Investment Services, Inc., American Century Investment Management, Inc., American Century Variable Portfolios, Inc., and American Century Investment Management International LTD were named as co-defendants. The suit was filed in The United States District Court for the Southern District of Texas, Galveston Division, on October 31, 1997 and alleges a variety of state and federal complaints against Nationwide and American Century in connection with the sale of a Nationwide insurance product that utilizes VP Capital Appreciation as an underlying investment vehicle. The manager believes the allegations are without merit and intends to defend the litigation vigorously.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.


    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.


12   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       13


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11942      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                   MAY 1, 1998


                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                                    VP Value


                                   PROSPECTUS
                                   MAY 1, 1998


                                    VP Value

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Value, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP VALUE


    VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.


  There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                        AMERICAN CENTURY INVESTMENTS


                                TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Shareholders of Variable Portfolios .......................................    6
Other Investment Practices, Their Characteristics
   and Risks ..............................................................    6
    Foreign Securities ....................................................    6
    Equity Securities .....................................................    6
    Forward Currency Exchange Contracts ...................................    7
    Portfolio Turnover ....................................................    7
    Repurchase Agreements .................................................    8
    Futures Contracts .....................................................    8
    Derivative Securities .................................................    9
    When-Issued Securities ................................................    9
    Short Sales ...........................................................    9
    Rule 144A Securities ..................................................   10
Performance Advertising ...................................................   10


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   11
    Purchase and Redemption of Shares .....................................   11
    When Share Price is Determined ........................................   11
    How Share Price is Determined .........................................   11
Distributions .............................................................   12
Taxes .....................................................................   12
Management ................................................................   12
    Investment Management .................................................   12
    Code of Ethics ........................................................   12
    Transfer and Administrative Services ..................................   13
Distribution of Fund Shares ...............................................   13
Further Information About American Century ................................   13



PROSPECTUS                                               TABLE OF CONTENTS   3



                              FINANCIAL HIGHLIGHTS

                                    VP VALUE

  The Financial Highlights for the fiscal year ended December 31, 1997, have been audited by Deloitte & Touche LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the period ended on or before December 31, 1996, has been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                   1997         1996(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ..........   $5.58           $5.00
                                               --------        --------

Income From Investment Operations

   Net Investment Income ......................    0.07            0.05

   Net Realized and Unrealized Gain
   on Investment Transactions .................    1.37            0.56
                                               --------        --------

   Total From Investment Operations ...........    1.44            0.61
                                               --------        --------

Distributions

   From Net Investment Income .................  (0.04)          (0.03)

   From Net Realized Gains
   on Investment Transactions .................  (0.05)              --
                                               --------        --------

   Total Distributions ........................  (0.09)          (0.03)
                                               --------        --------

Net Asset Value, End of Period ................   $6.93           $5.58
                                               ========        ========

   Total Return(2) ............................  26.08%          12.28%


RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets ......................   1.00%        1.00%(3)

   Ratio of Net Investment
   Income to Average Net Assets ...............   1.60%        1.98%(3)

   Portfolio Turnover Rate ....................    138%             49%

   Average Commission Paid per
   Share of Equity Security Traded ............ $0.0369         $0.0271

   Net Assets, End of
   Period (in thousands) ......................$188,015         $23,894
----------

(1) May 1, 1996 (inception) through December 31, 1996.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


4   FINANCIAL HIGHLIGHTS                           AMERICAN CENTURY INVESTMENTS


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios, Inc. ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.


    Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities, which includes equity equivalents (see "Other
Investment Practices, Their Characteristics and Risks -- Equity Securities," page 6). The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow, price-to-debt adjusted cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.

    It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks -- Equity Securities," page 6), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


    The fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.


    With the exception of convertible securities, the fund will limit purchases of debt securities to "investment grade" obligations, which means that, at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. (Moody's) or BBB by Standard & Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by management. There is no limit on the amount of investments that can be made in securities rated in a particular investment grade ratings category. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S& P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances.


    "High yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality.


    In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates


PROSPECTUS                                    INFORMATION REGARDING THE FUND   3


change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of the fund's shares.

    Notwithstanding the fact the fund will primarily invest in equity securities, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent that the fund assumes a defensive position, it will not be investing for capital growth.

SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.

FOREIGN SECURITIES

    The fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The principal business activities of such issuers will be located in developed countries.


    The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (collectively "depositary receipts") for foreign securities. Depositary receipts are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


    Subject to its investment objective and policies, the fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by the fund are also applicable to its foreign securities investments.


    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, securities clearance and settlement procedures, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable to those applicable to domestic issuers.


EQUITY SECURITIES

    In addition to investing in common stocks, the fund may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

    The fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are


6   INFORMATION REGARDING THE FUND                  AMERICAN CENTURY INVESTMENTS


rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by management. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depository receipts are an example of the type of derivative security in which the fund might invest.

FORWARD CURRENCY EXCHANGE CONTRACTS


    Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the fund's overall performance.


    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is



PROSPECTUS                                    INFORMATION REGARDING THE FUND   7



in order to achieve the objective and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover may also increase the likelihood of realized capital gains, if any, distributed by the fund.


REPURCHASE AGREEMENTS

    The fund may invest up to 20% of its assets in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to sell it back on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased.

    The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those commercial banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.


FUTURES CONTRACTS


    The fund may enter into domestic stock futures contracts. A futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. Rather than actually purchasing the securities of an index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the fund to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the fund to effectively be fully invested in equity securities while maintaining the liquidity needed by the fund.

    When the fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the index fluctuates, the parties to the contract are required to make additional margin payments, known as "variation margin," to cover any additional obligation they may have under the contract. Assets set aside by the fund as initial or variation margin may not be disposed of so long as the fund maintains the contract.

    The fund may not purchase leveraged futures. The fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the futures contracts it has purchased, less any margin deposited on its position. The fund will only invest in exchange-traded futures. In addition, the value of index futures contracts purchased by a fund may not exceed 5% of the fund's total assets.



8   INFORMATION REGARDING THE FUND                  AMERICAN CENTURY INVESTMENTS


DERIVATIVE SECURITIES


    To the extent permitted by its investment objective and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators (reference indices). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.


    There is a range of risks associated with derivative investments, including but not limited to:


     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;


     o the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which will make it difficult or impossible to close out a position when desired;

     o the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

     o    the risk that the counterparty will fail to perform its obligations.


    No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its value (or referenced value) exceeds the available cash of the fund.


    Because its performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, also will bear the market risk of changes in the reference index.

    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


WHEN-ISSUED SECURITIES


    The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


SHORT SALES


    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.


    The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss


PROSPECTUS                                    INFORMATION REGARDING THE FUND   9


for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Since the secondary market for such securities will be limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. The fund will not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

    From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, the Dow Jones Industrial Average and The S&P/Barra Value Index. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


10   INFORMATION REGARDING THE FUND                 AMERICAN CENTURY INVESTMENTS


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Value shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.


    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may


PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   11


be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Value team and their work experience for the last five years are as follows:

    PETER A. ZUGER, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan.

    PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri.

    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are


12   ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain administrative and recordkeeping services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his voting control of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.


    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly known as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   13


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385


INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038


FAX: 816-340-4360


WWW.AMERICANCENTURY.COM


                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11939      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                  MAY 1, 1998


                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.

                                  VP Balanced


                                  PROSPECTUS


                                  MAY 1, 1998


                                  VP Balanced

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Balanced, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                        AMERICAN CENTURY INVESTMENTS
                    4500 Main Street * P.O. Box 419385
             Kansas City, Missouri 64141-6385 * 1-800-345-3533
                    International calls: 816-531-5575
                 Telecommunications Device for the Deaf:
               1-800-345-1833 * In Missouri: 816-444-3038


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP BALANCED


    VP Balanced seeks capital growth and current income. The fund will seek to achieve its investment objective by maintaining approximately 60% of the assets of VP Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.

  There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Shareholders of Variable Portfolios .......................................    6
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    6
    Fundamentals of Fixed Income Investing ................................    6
    Repurchase Agreements .................................................    7
    Foreign Securities ....................................................    7
    Forward Currency Exchange Contracts ...................................    7
    Derivative Securities .................................................    8
    Short Sales ...........................................................    9
    When-Issued Securities ................................................    9
    Rule 144A Securities ..................................................    9
    Portfolio Turnover ....................................................   10
Performance Advertising ...................................................   10


ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   12
    Purchase and Redemption of Shares .....................................   12
    When Share Price Is Determined ........................................   12
    How Share Price Is Determined .........................................   12
Distributions .............................................................   13
Taxes .....................................................................   13
Management ................................................................   13
    Investment Management .................................................   13
    Code of Ethics ........................................................   14
    Transfer and Administrative Services ..................................   14
Distribution of Fund Shares ...............................................   14
Further Information About American Century ................................   14


PROSPECTUS                                        TABLE OF CONTENTS     3



                             FINANCIAL HIGHLIGHTS
                                  VP BALANCED

  The Financial Highlights for the fiscal year ended December 31, 1997, have been audited by Deloitte & Touche, LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before December 31, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended
December 31, except as noted.

                                     1997         1996          1995          1994          1993          1992         1991(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ..............   $7.54        $7.04         $5.96         $6.07         $5.74         $6.19         $5.00
                                   --------     --------      --------      --------      --------      --------      --------
Income From
Investment Operations

  Net Investment Income ..........   0.19         0.18          0.17          0.15          0.11          0.08          0.08

  Net Realized and
  Unrealized Gain
  (Loss) on Investment
  Transactions ...................   0.94         0.65          1.08         (0.11)         0.33         (0.45)         1.19
                                   --------     --------      --------      --------      --------      --------      --------
  Total From Investment
  Operations .....................   1.13         0.83          1.25          0.04          0.44         (0.37)         1.27
                                   --------     --------      --------      --------      --------      --------      --------
Distributions

  From Net Investment Income .....  (0.09)       (0.13)        (0.17)        (0.15)        (0.11)        (0.08)        (0.08)

  From Net Realized Gains
  on Investment Transactions .....  (0.34)       (0.20)          --            --            --            --            --
                                   --------     --------      --------      --------      --------      --------      --------
  Total Distributions ............  (0.43)       (0.33)        (0.17)        (0.15)        (0.11)        (0.08)        (0.08)
                                   --------     --------      --------      --------      --------      --------      --------
Net Asset Value, End of Period ...   $8.24        $7.54         $7.04         $5.96         $6.07         $5.74         $6.19
                                   ========     ========      ========      ========      ========      ========      ========
  TOTAL RETURN(2) ................  15.81%       12.21%        21.12%         0.61%         7.68%        (6.04)%      38.02%(3)

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............   1.00%        0.99%         0.97%         1.00%         1.00%         1.00%       1.00%(3)

Ratio of Net Investment Income
to Average Net Assets ............   2.19%        2.43%         2.69%         2.49%         1.97%         1.91%       2.36%(3)

Portfolio Turnover Rate ..........   125%         130%           87%           63%           68%           85%           28%

Average Commission
Paid per Share
of Equity Security Traded ........  $0.0395     $0.0373        $0.0400        --(4)         --(4)         --(4)         --(4)

Net Assets, End
of Period (in thousands) ......... $219,087     $215,393      $153,823      $105,100       $75,924       $34,382       $1,412

----------

(1) May 1, 1991 (inception) through December 31, 1991.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Annualized.

(4) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended December 31, 1995.


4      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUND

 INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios, Inc. ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    VP Balanced seeks capital growth and current income. The fund will seek to achieve its objective, with regard to the equity portion of its portfolio, by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better-than-average potential for appreciation. Management of the fund intends to maintain approximately 60% of the fund's assets in such securities, regardless of the movement of stock prices generally.


    The equity portion of the fund may be invested in cash and cash equivalents temporarily or when the fund is unable to find equity securities meeting its criteria of selection. It may purchase only securities of companies that have a record of at least three years' continuous operation.

    Since a portion of the fund's portfolio will be invested in fixed income securities, the opportunity for capital appreciation may be expected to be less than with a fund that invests primarily in common stocks.

    Management intends to maintain approximately 40% of the fund's assets in fixed income securities, with a minimum of 25% of the fund's assets in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in United States currency. These may include obligations of the United States government, its agencies and instrumentalities, corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-backed and other asset-backed securities.

    The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-backed securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

    Mortgage-backed securities in which the fund may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

    The market value of mortgage-backed securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those


PROSPECTUS                           INFORMATION REGARDING THE FUND     5


securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

    For the purpose of determining the weighted average portfolio maturity of the fund, the manager shall consider the maturity of a mortgage-backed security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal of the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," this page.


    It is the manager's intention to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in securities that at the time of purchase are rated within the three highest categories by a nationally recognized statistical rating organization [for example, at least A by Moody's Investor Services, Inc. (Moody's) or Standard & Poor's Corp. (S&P)].

    The remaining portion of the fixed income assets may be invested in issues in the fourth highest category (for example, Baa by Moody's or BBB by S&P) or, if not rated, are of equivalent investment quality as determined by the manager and that, in the opinion of the manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase or a convertible issue of a company deemed attractive by the equity management team. For a brief discussion of fixed income investing, see "Fundamentals of Fixed Income Investing," this page.


    There are no maturity restrictions on the securities in which the fund invests. Under normal market conditions the weighted average portfolio maturity for the fixed income portfolio will be in the three- to 10-year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer-weighted average portfolio maturity may be adopted.

SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.

FUNDAMENTALS OF FIXED INCOME INVESTING

    Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a


6     INFORMATION REGARDING THE FUND           AMERICAN CENTURY INVESTMENTS


yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

    Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

    These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.

    In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

    In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

REPURCHASE AGREEMENTS

    The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased.


    The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those commercial banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.


FOREIGN SECURITIES


    The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") for foreign securities. Depositary receipts are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter market.

    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable to those applicable to domestic issuers.


FORWARD CURRENCY EXCHANGE CONTRACTS


    Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as depositary receipts, may be



PROSPECTUS                           INFORMATION REGARDING THE FUND     7


denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.

    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objective and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indexes or other financial indicators (reference indices). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.


8     INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS



    There is a range of risks associated with derivative investments, including but not limited to:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which will make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

    *   the risk that the counterparty will fail to perform its obligations.


    No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.


    Because its performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, also will bear the market risk of changes in the reference index.


    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

SHORT SALES


    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.


    The fund may make a short sale when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

WHEN-ISSUED SECURITIES


    The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted" securities they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsi-



PROSPECTUS                             INFORMATION REGARDING THE FUND     9


bility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

    The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PORTFOLIO TURNOVER

    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve the objective and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover may also increase the likelihood of realized capital gains, if any, distributed by the fund.


PERFORMANCE ADVERTISING

    From time to time, the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal income paid on your shares or the income reported in the fund's financial statements.


    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the S&P 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 2 (1)/(2) -year CD rates. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund



10     INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS



performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


PROSPECTUS                           INFORMATION REGARDING THE FUND       11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Balanced shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures adopted by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.


    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calcu-


12    PROSPECTUS                  ADDITIONAL INFORMATION YOU SHOULD KNOW


lation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Balanced team and their work experience for the last five years are as follows:


    JAMES, E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of VP Balanced.


    NORMAN E. HOOPS, Senior Vice President and fixed income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of VP Balanced.


    JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of VP Balanced.

    JOHN R. SYKORA, Vice President and Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. He is a member of the team that manages the equity portion of VP Balanced.

    BRUCE A. WIMBERLY, Vice President and Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. He is a member of the team that manages the equity portion of VP Balanced.


    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW      13


    For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.


    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters


14   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       15


                                     NOTES


16    NOTES


                                     NOTES


                                                                NOTES      17


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11943      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                  MAY 1, 1998


                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.

                                 VP Advantage


                                  PROSPECTUS


                                  MAY 1, 1998


                                 VP Advantage

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Advantage, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP ADVANTAGE


       VP Advantage seeks current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents, (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to 10 years and (iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. As described in greater detail in this Prospectus, assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities.

  There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Shareholders of Variable Portfolios .......................................    6
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    6
    Fundamentals of Fixed Income Investing ................................    6
    Repurchase Agreements .................................................    7
    Foreign Securities ....................................................    7
    Forward Currency Exchange Contracts ...................................    8
    Derivative Securities .................................................    8
    Short Sales ...........................................................    9
    When-Issued Securities ................................................    9
    Rule 144A Securities ..................................................   10
    Portfolio Turnover ....................................................   10
Performance Advertising ...................................................   10


ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   12
    Purchase and Redemption of Shares .....................................   12
    When Share Price Is Determined ........................................   12
    How Share Price Is Determined .........................................   12
Distributions .............................................................   13
Taxes .....................................................................   13
Management ................................................................   13
    Investment Management .................................................   13
    Code of Ethics ........................................................   14
    Transfer and Administrative Services ..................................   14
Distribution of Fund Shares ...............................................   14
Further Information About American Century ................................   14


PROSPECTUS                                        TABLE OF CONTENTS       3



                             FINANCIAL HIGHLIGHTS
                                 VP ADVANTAGE

  The Financial Highlights for the fiscal year ended December 31, 1997, have been audited by Deloitte & Touche LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before December 31, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                             1997        1996       1995       1994        1993        1992      1991(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .......................  $6.29       $6.19      $5.48      $5.57       $5.32       $5.64      $5.00
                                           --------    --------   --------   --------    --------    --------   --------
Income From Investment Operations

  Net Investment Income ...................  0.19        0.20       0.20       0.15        0.11        0.11       0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..............  0.56        0.34       0.71      (0.09)       0.25       (0.32)      0.64
                                           --------    --------   --------   --------    --------    --------   --------
  Total From Investment Operations ........  0.75        0.54       0.91       0.06        0.36       (0.21)      0.69
                                           --------    --------   --------   --------    --------    --------   --------
Distributions

  From Net Investment Income .............. (0.10)      (0.15)     (0.20)     (0.15)      (0.11)      (0.11)     (0.05)

  From Net Realized Gains
  on Investment Transactions .............. (0.34)      (0.29)       --         --          --          --         --
                                           --------    --------   --------   --------    --------    --------   --------
  Total Distributions ..................... (0.44)      (0.44)     (0.20)     (0.15)      (0.11)      (0.11)     (0.05)
                                           --------    --------   --------   --------    --------    --------   --------
Net Asset Value, End of Period ............  $6.60       $6.29      $6.19      $5.48       $5.57       $5.32      $5.64
                                           ========    ========   ========   ========    ========    ========   ========
  TOTAL RETURN(2) ......................... 12.83%       9.25%     16.75%      1.03%       6.82%      (3.75)%   33.14%(3)

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .....................  0.99%       0.98%      0.95%      1.00%       1.00%       1.00%    1.00%(3)

Ratio of Net Investment Income
to Average Net Assets .....................  2.85%       3.10%      3.32%      2.65%       2.07%       2.32%    3.14%(3)

Portfolio Turnover Rate ...................   69%         80%        99%        57%         77%         85%        5%

Average Commission Paid per Share
of Equity Security Traded ................. $0.0381     $0.0380    $0.0410     --(4)       --(4)       --(4)      --(4)

Net Assets, End
of Period (in thousands) .................. $25,244     $25,230    $24,037    $22,413     $20,959     $16,580    $3,069

----------

(1) August 1, 1991 (inception) through December 31, 1991.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

(3) Annualized.

(4) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended December 31, 1995.


4      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    VP Advantage seeks current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The fund's investment manager intends to invest approximately 20% of the fund's assets (the Core Cash portion) in securities of the U.S. government, its agencies and instrumentalities (government securities) with a weighted average maturity of six months or less, i.e., cash or cash equivalents. The investment manager intends to invest approximately 40% of the fund's assets (the Fixed Income portion) in fixed income government securities with a weighted average maturity of three to 10 years. If the investment manager believes, in its discretion, that market conditions warrant it, some or all of the Fixed Income portion of the fund's portfolio may be invested in cash or cash equivalents. The remaining, approximately 40% of the fund's assets (the Equity portion), will be invested in equity securities.


    When changes in the market value of the fund's assets cause the Equity portion of the fund to be equal to or less than 35% of the fund's assets, or to be equal to or greater than 45% of the fund's assets, equity and fixed income securities will be purchased or sold, as the case may be, so that the Equity portion will again represent approximately 40% of the fund's assets.

    The securities to be purchased for the Core Cash portion and the Fixed Income portion of the fund will be chosen based on their level of income production and price stability and will consist only of obligations of the U.S. government, its agencies and instrumentalities, including mortgage-backed and other asset-backed securities, and repurchase agreements fully collateralized by such securities.

    The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations, (including mortgage-backed securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

    Mortgage-backed securities in which the fund may invest include collateralized mortgage obligations (CMOs) issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

    The market value of mortgage-backed securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instru-


PROSPECTUS                            INFORMATION REGARDING THE FUND      5


ments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.


    For the purpose of determining the weighted average portfolio maturity of the fund, the manager shall consider the maturity of a mortgage-backed security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," this page.


    While there are no maturity restrictions on the debt securities in which the fund may invest, the weighted average maturity of the Core Cash portion is expected to be six months or less. Under normal market conditions the weighted average maturity of the Fixed Income portion will be in the three- to 10-year range. The manager will actively manage such portion of the fund's assets, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of fixed income security price declines on the fund's net asset value. When interest rates are falling and fixed income security prices rising, a longer weighted average portfolio maturity may be adopted. If the manager believes that market conditions merit it, some or all of the assets in the Fixed Income portion may be invested in cash and cash equivalents.

    With regard to the Equity portion of its portfolio, the fund will invest in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation.

    The Equity portion of the fund may be invested in cash and cash equivalents, including repurchase agreements, temporarily or when the fund is unable to find equity securities meeting its criteria of selection. The fund may purchase equity securities only of companies that have a record of at least three years' continuous operation.

SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.

FUNDAMENTALS OF FIXED INCOME INVESTING

    Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis


6    INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


rise. On the other hand, when prevailing interest rates rise, bond prices fall.

    Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

    These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.

    In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

    In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

REPURCHASE AGREEMENTS

    The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased.


    The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those commercial banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.


FOREIGN SECURITIES


    The fund may invest in equity securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") for foreign securities. Depositary receipts are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


    Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and


PROSPECTUS                          INFORMATION REGARDING THE FUND     7



the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable to those applicable to domestic issuers.


FORWARD CURRENCY EXCHANGE CONTRACTS


    Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars) but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.


    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objective and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). The



8    INFORMATION REGARDING THE FUND           AMERICAN CENTURY INVESTMENTS


fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.


    There is a range of risks associated with derivative investments, including but not limited to:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which will make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

    *   the risk that the counterparty will fail to perform its obligations.


    No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its addition to the fund's fixed income portfolio would cause the expected interest rate characteristics of its fixed income portfolio to fall outside the expected interest rate characteristics of a fund having the same permissible weighted average portfolio maturity range that does not invest in index/structured securities.


    Because its performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, also will bear the market risk of changes in the reference index.


    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

SHORT SALES


    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against the price fluctuations by locking in a sale price for securities it does not wish to sell immediately.


    The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

WHEN-ISSUED SECURITIES

    The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least


PROSPECTUS                           INFORMATION REGARDING THE FUND     9


equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security which is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

    The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PORTFOLIO TURNOVER

    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve the objective and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover may also increase the likelihood of realized capital gains, if any, distributed by the fund.


PERFORMANCE ADVERTISING

    From time to time, the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with


10    INFORMATION REGARDING THE FUND          AMERICAN CENTURY INVESTMENTS


SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal income paid on your shares or the income reported in the fund's financial statements.


    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 2 (1)/(2) -year CD rates. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


PROSPECTUS                           INFORMATION REGARDING THE FUND       11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Advantage shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures adopted by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.


    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially


12   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.

MANAGEMENT

INVESTMENT MANAGEMENT


    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Advantage team and their work experience for the last five years are as follows:


    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of VP Advantage.


    NORMAN E. HOOPS, Senior Vice President and fixed income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of VP Advantage.


    JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of VP Advantage.

    JOHN R. SYKORA, Vice President and Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. He is a member of the team that manages the equity portion of VP Advantage.



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       13



    BRUCE A. WIMBERLY, Vice President and Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. He is a member of the team that manages the equity portion of VP Advantage.


    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the manager agent may be performed by the insurance company that purchases the fund's shares, and the transfer may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland cor-


14   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


poration on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.


    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       15


                                     NOTES


16      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


17      NOTES


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11941      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                  MAY 1, 1998


                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.

                               VP International


                                  PROSPECTUS


                                  MAY 1, 1998


                               VP International

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP International, is described in this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge call or write:

                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                  1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP INTERNATIONAL


    VP International seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. See "Risk Factors," page 6.

   There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Risk Factors ..............................................................    6
Shareholders of Variable Portfolios .......................................    7
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    7
    Forward Currency Exchange Contracts ...................................    7
    Derivative Securities .................................................    8
    Indirect Foreign Investment ...........................................    9
    Sovereign Debt Obligations ............................................    9
    Repurchase Agreements .................................................    9
    When-Issued Securities ................................................    9
    Short Sales ...........................................................   10
    Rule 144A Securities ..................................................   10
    Portfolio Turnover ....................................................   10
Performance Advertising ...................................................   10


ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   12
    Purchase and Redemption of Shares .....................................   12
    When Share Price Is Determined ........................................   12
    How Share Price Is Determined .........................................   12
Distributions .............................................................   13
Taxes .....................................................................   13
Management ................................................................   13
    Investment Management .................................................   13
    Code of Ethics ........................................................   14
    Transfer and Administrative Services ..................................   14
Distribution of Fund Shares ...............................................   14
Further Information About American Century ................................   14


PROSPECTUS                                        TABLE OF CONTENTS       3



                             FINANCIAL HIGHLIGHTS
                               VP INTERNATIONAL

  The Financial Highlights for the fiscal year ended December 31, 1997, have been audited by Deloitte & Touche LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before December 31, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                  1997          1996           1995          1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .........    $5.96         $5.33          $4.75          $5.00
                                                --------      --------       --------       --------
Income From Investment Operations

  Net Investment Income (Loss) ...............   (0.02)        0.02(2)        0.03(2)          --

  Net Realized and Unrealized
  Gain (Loss) on Investment Transactions .....    1.11          0.74           0.55          (0.25)
                                                --------      --------       --------       --------
  Total From Investment Operations ...........    1.09          0.76           0.58          (0.25)
                                                --------      --------       --------       --------
Distributions

  From Net Investment Income .................   (0.06)        (0.03)           --             --

  In Excess of Net Investment Income .........   (0.01)        (0.07)           --             --

  From Net Realized Gains
  on Investment Transactions .................   (0.14)        (0.03)           --             --
                                                --------      --------       --------       --------
  Total Distributions ........................   (0.21)        (0.13)           --             --
                                                --------      --------       --------       --------
Net Asset Value, End of Period ...............    $6.84         $5.96          $5.33          $4.75
                                                ========      ========       ========       ========
  TOTAL RETURN(3) ............................   18.63%        14.41%         12.21%         (5.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ........................    1.50%         1.50%          1.50%        1.50%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets ........................   (0.08)%        0.31%          0.70%       (0.11)%(4)

Portfolio Turnover Rate ......................    173%          154%           214%           157%

Average Commission Paid per Share
of Equity Security Traded ....................   $0.0076       $0.0225        $0.0020         --(5)

Net Assets, End of Period (in thousands) .....  $216,523      $101,335        $51,609        $17,993

----------

(1) May 1, 1994 (inception) through December 31, 1994.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended December 31, 1995.


4      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    VP International seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in common stocks (defined to include depositary receipts for common stocks and other equity equivalents) of such companies. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.


    Although the primary investment of the fund will be common stocks, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities.


    The other securities the fund may invest in are convertible securities, preferred stocks, bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investor Services, Inc. (Moody's) or BBB or better by Standard & Poor's corporation (S&P), or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances than higher-rated securities.

    The fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") for foreign securities. Depositary receipts are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or on the over-the-counter markets.


    Notwithstanding the fund's investment objective of capital growth, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent the fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

    Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity equivalents of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Management defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States,


PROSPECTUS                             INFORMATION REGARDING THE FUND       5


and/or whose shares trade principally on an exchange or other market outside the United States.

    In  order  to  achieve  maximum  investment  flexibility,  the  fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers whose principal place of business is located in countries with developed economies (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is located in countries with less developed economies (such as Portugal, Malaysia and Mexico).

    The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation. If, in the opinion of the fund's investment manager, a particular security satisfies this principal criterion, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region.

    At the same time, however, the investment manager recognizes that both the selection of the fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international equity portfolio. For this reason, the manager also will consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the fund can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the fund's portfolio securities. Potential investors should carefully consider the following factors before investing:

    Currency Risk. The value of the fund's foreign investments may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of the fund's assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of investments. Investments in lesser developed countries will involve exposure to economic structures that are generally less diverse and mature than in the United States or other developed countries and to political systems that can be expected to be less stable than those of more developed countries. A developing country can be considered to be a country that is in the initial stages of its industrialization cycle. Historically, markets of developing countries have been more volatile than the markets of developed countries. The fund has no limit with respect to investments in lesser developed countries.

    Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source that would reduce dividends paid by the fund.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the


6    INFORMATION REGARDING THE FUND             AMERICAN CENTURY INVESTMENTS


principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.


    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that the fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that the fund's ownership position could thereafter be altered or deleted entirely resulting in a loss to the fund. While the fund intends to invest directly in Russia only in companies which utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.


SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS


    Some of the foreign securities held by the fund will be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.


    To protect against adverse movements in exchange rates between currencies, the fund may, for hedging


PROSPECTUS                              INFORMATION REGARDING THE FUND     7


purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

    If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 15% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objective and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indexes or other financial indicators (reference indices). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.


    There is a range of risks associated with derivative investments, including but not limited to:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

    * the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which will make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

    *   the risk that the counterparty will fail to perform its obligations.



8      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


    No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.


    Because its performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, also will bear the market risk of changes in the reference index.


    The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, the fund may invest in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the fund invests in investment companies, the fund will bear its proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS


    The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt instruments may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.


REPURCHASE AGREEMENTS

    The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with commercial banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.


    The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED SECURITIES

    The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


PROSPECTUS                           INFORMATION REGARDING THE FUND       9


SHORT SALES


    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

    The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PORTFOLIO TURNOVER

    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve the objective and accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover may also increase the likelihood of realized capital gains, if any, distributed by the fund.


PERFORMANCE ADVERTISING

    From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial


10    INFORMATION REGARDING THE FUND             AMERICAN CENTURY INVESTMENTS



comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones World Index and the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP International shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing value of such security on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.


    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially


12    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distributions requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

    The portfolio manager members of the VP International team and their principal work experience during the past five years are as follows:


    HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst and has been a portfolio manager member of the VP International team since its inception in 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd (1991 to 1993) and obtained international equity sales experience at Cresvale International from 1990 to 1991.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century.


    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       13


    For the services provided to the fund, the manager is paid a fee of 1.5% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 816-531-5575.


    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters


14    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       15


                                     NOTES


16      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


PROSPECTUS                                                    NOTES       17


P.O. Box 419385
Kansas City, Missouri
64141-6385


Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038


Fax: 816-340-4360


www.americancentury.com


                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11940      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                   MAY 1, 1998


                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                               VP Income & Growth


                                   PROSPECTUS
                                   MAY 1, 1998


                               VP Income & Growth

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Income & Growth, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.


    Additional   information   is  included  in  the   Statement  of  Additional
Information dated May 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP INCOME & GROWTH


    VP Income & Growth seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.



  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                        AMERICAN CENTURY INVESTMENTS


                                TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Financial Highlights ......................................................    4


INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    5
Risk Factors and Investment Techniques ....................................    5
    Portfolio Optimization ................................................    5
    Investments in Stocks .................................................    5
Shareholders of Variable Portfolios .......................................    7
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    7
   Portfolio Turnover .....................................................    7
   Convertible Securities .................................................    7
   Futures Contracts and Options Thereon ..................................    7
   Short-Term Instruments .................................................    8
   Foreign Securities .....................................................    8
   Other Techniques .......................................................    8
Performance Advertising ...................................................    8


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   10
   Purchase and Redemption of Shares ......................................   10
   When Share Price is Determined .........................................   10
   How Share Price is Determined ..........................................   10
Distributions .............................................................   11
Taxes .....................................................................   11
Management ................................................................   11
   Investment Management ..................................................   11
   Investment Performance of Similar Fund .................................   11
   Code of Ethics .........................................................   12
   Transfer and Administrative Services ...................................   12
Distribution of Fund Shares ...............................................   12
Further Information About American Century ................................   12



PROSPECTUS                                               TABLE OF CONTENTS   3



                              FINANCIAL HIGHLIGHTS

                               VP INCOME & GROWTH

  The Financial Highlights for the period ended December 31, 1997, have been audited by Deloitte & Touche LLP independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge.

                                                      1997(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period .................. $5.00
                                                        -----

Income From Investment Operations

  Net Investment Income ...............................  0.02

  Net Realized and Unrealized Gain
  on Investment Transactions ..........................  0.37
                                                         ----

  Total From Investment Operations ....................  0.39
                                                         ----

Net Asset Value, End of Period ........................ $5.39
                                                        =====

  Total Return(2) ..................................... 7.80%


RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to
  Average Net Assets(3) ............................... 0.70%

  Ratio of Net Investment Income
  to Average Net Assets(3) ............................ 1.94%

  Portfolio Turnover Rate .............................   10%

  Average Commission Paid per Share
  of Equity Security Traded ..........................$0.0216

  Net Assets, End of Period (in thousands) ........... $1,230


(1) October 30, 1997 (inception) through December 31, 1997.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(3) Annualized.


4   FINANCIAL HIGHLIGHTS                            AMERICAN CENTURY INVESTMENTS


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios, Inc. ("Variable Portfolios") has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    VP Income & Growth seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

RISK FACTORS AND INVESTMENT TECHNIQUES

PORTFOLIO OPTIMIZATION


    The manager uses quantitative management strategies in pursuit of the fund's investment objective. Quantitative management combines two investment approaches. The first is to rank stocks based on their relative attractiveness. The attractiveness of a stock is determined analytically by using a computer model to combine valuation and growth measures. Examples of valuation measures include price to book and price to cash flow ratios while examples of growth measures include the rate of growth of a company's earnings and changes in analysts' earnings estimates.

    The second step is to use a technique referred to as portfolio optimization. Using a computer, the manager constructs a portfolio (i.e., company names and shares held in each) which seeks the optimal tradeoff between the risk of the portfolio relative to a benchmark (i.e., the S&P 500) and the expected return of the portfolio as measured by the stock ranking model. With respect to the VP Income & Growth fund, the portfolio optimization includes targeting a dividend yield that exceeds that of the S&P 500.


    The fund's portfolio holdings are drawn primarily from equity securities of the 1,500 largest companies traded in the United States (ranked by market capitalization).


    The fund's investment approach may cause it to be more heavily invested in some industries than in others. However, the fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, the fund is a "diversified" investment company as defined in the Investment Company Act of 1940. This means that investments in any single issuer are limited to restrictions under the Investment Company Act


    The fund may invest in securities or engage in transactions involving instruments other than equity securities, as discussed in the section titled "Other Investment Practices, Their Characteristics and Risks," page 7.

INVESTMENTS IN STOCKS

    The fund may be an appropriate component of a stock portfolio for investors seeking total return through diversified investments in stocks, bonds, and short-term instruments. The fund invests primarily in stocks, which may enhance inflation-adjusted returns. The following chart illustrates how stocks have historically outpaced inflation and produced higher returns than bonds. If you seek a steady stream of monthly investment income, VP Income & Growth may be a good investment for you. Of course, no single mutual fund can provide a balanced investment plan.


PROSPECTUS                                   INFORMATION REGARDING THE FUNDS   5


[line chart - data below]

CHART 1-Growth of Stocks, Bonds & Inflation

                          20-Year U.S.
                            Treasury       Inflation
              S&P 500         Bonds          (CPI)
1926           1.1162         1.0777         0.9851
1927         1.534663       1.173939        0.96461
1928          2.20393       1.175113       0.955253
1929         2.018359       1.215301       0.957164
1930         1.515788       1.271934       0.899447
1931         0.858845       1.204395       0.813819
1932         0.788506       1.407215       0.729996
1933          1.21422        1.40623       0.733719
1934         1.196735       1.547275       0.748613
1935         1.767219       1.624329       0.770997
1936          2.36666       1.746478       0.780326
1937         1.537619       1.750495       0.804516
1938         2.016126       1.847298       0.782151
1939          2.00786       1.957027       0.778396
1940         1.811491        2.07621       0.785869
1941         1.601539       2.095519       0.862255
1942         1.927293       2.162995       0.942359
1943         2.426461       2.207985       0.972137
1944         2.905687       2.270029        0.99265
1945          3.96452       2.513603       1.014984
1946         3.644583        2.51109       1.199305
1947         3.852689       2.445299       1.307363
1948         4.064587       2.528439       1.342792
1949         4.828323       2.691524       1.318622
1950         6.359384       2.693139        1.39497
1951         7.886908       2.587298       1.476855
1952         9.335732       2.617311       1.489851
1953         9.243309       2.712581       1.499088
1954         14.10714       2.907616       1.491593
1955         18.55935       2.870107       1.497112
1956         19.77684       2.709668       1.539929
1957          17.6449        2.91181       1.586435
1958         25.29573        2.73448       1.614356
1959          28.3211       2.672681       1.638572
1960         28.45421       3.040977       1.662823
1961         36.10554       3.070474       1.673963
1962         32.95353        3.28203       1.694386
1963         40.46693       3.321742       1.722343
1964         47.13588       3.438336       1.742839
1965          53.0043       3.462748       1.776302
1966         47.67207       3.589138       1.835808
1967         59.10383       3.259655       1.891616
1968         65.64072        3.25118         1.9809
1969         60.06125       3.086345       2.101933
1970         62.46971       3.460102        2.21733
1971         71.40913       3.917873       2.291832
1972         84.96258         4.1408       2.369983
1973         72.50707       4.094837       2.578542
1974         53.31445       4.272963       2.893124
1975         73.14742       4.666075       3.095932
1976         90.58576       5.447643       3.244846
1977         84.08171       5.410054       3.464522
1978         89.59747       5.346215       3.777369
1979         106.1192       5.280457       4.280137
1980         140.5231       5.071879       4.810874
1981         133.6234       5.166216       5.240966
1982         162.2322       7.251301       5.443791
1983         198.7506       7.298434       5.650655
1984         211.2123       8.428232       5.873856
1985         279.1382       11.03845         6.0953
1986          330.695       13.74619       6.164177
1987         347.9904       13.37367       6.436017
1988         406.4875        14.6669       6.720489
1989         534.4905       17.32308       7.032992
1990         517.5471       18.39364       7.462708
1991         675.6578       21.94361       7.691067
1992         727.4807       23.71007       7.914108
1993         800.1561       28.03479       8.131746
1994         810.6381       25.85649       8.348863
1995          1114.06       34.04524       8.560925
1996         1371.074       33.72862       8.845147
1997         1828.464        39.0746       9.014974
Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.


    In contrast to bond investors, common stock investors forego the certainty of coupon interest payments. However, they enjoy the potential for increased dividend income if the issuing company prospers. As indicated below, Chart 2 compares the growth of dividends from S&P 500 stocks with the rate of inflation over a 50-year period.

[line chart - data below]


CHART 2 - Growth of Dividends vs. Inflation

            S&P Dividends Growt       US Inflation
1947            1                      1
1948            1.107468124            1.0271
1949            1.357240437            1.0086122
1950            1.749899506            1.067010846
1951            1.67906509             1.129644383
1952            1.678112081            1.139585254
1953            1.727122009            1.146650682
1954            1.834323144            1.140917429
1955            1.953336156            1.145138823
1956            2.073757617            1.177889794
1957            2.133646437            1.213462065
1958            2.085429362            1.234818998
1959            2.175791302            1.253341283
1960            2.32464435             1.271890734
1961            2.40782098             1.280412402
1962            2.538780149            1.296033433
1963            2.712285326            1.317417985
1964            2.974525751            1.333095259
1965            3.239229065            1.358690688
1966            3.422650159            1.404206826
1967            3.481554958            1.446894713
1968            3.6526313              1.515188144
1969            3.759297323            1.607766139
1970            3.735279865            1.6960325
1971            3.653484903            1.753019192
1972            3.755970092            1.812797147
1973            4.019760745            1.972323295
1974            4.285468336            2.212946738
1975            4.383065522            2.368074304
1976            4.702931359            2.481978678
1977            5.513988379            2.650008634
1978            6.034746841            2.889304414
1979            6.533520366            3.273870832
1980            7.363498287            3.679830815
1981            7.903427763            4.008807689
1982            8.025292477            4.163948547
1983            8.37256877             4.322178592
1984            8.954482394            4.492904646
1985            10.15408848            4.662287151
1986            9.407695282            4.714970996
1987            10.49569776            4.922901217
1988            12.26800301            5.140493451
1989            12.7322013             5.379526396
1990            14.14079945            5.708215459
1991            15.02210794            5.882886852
1992            15.05039433            6.053490571
1993            14.68390978            6.219961562
1994            15.66504401            6.386034535
1995            15.91605134            6.548239813
1996            18.63104529            6.765641374
1997            18.61260496            6.895541689


Sources: Ibbotson Associates, Stocks, Bonds, Bills and Inflation


    Historical equity index returns suggest that stocks provide superior investment returns over the long term. Over short periods of time, however, the prices of individual stocks and the stock market as a whole can be very volatile. The following table shows best and worst average annual total returns for the S&P 500 over time spans of one, five, 10 and 20 years between 1926 and 1997.

VARIABILITY OF S&P 500 RETURNS
----------------------------------------------------------------------
                  1 YR          5 YRS          10 YRS          20 YRS
Best            53.99%         23.92%          20.06%          16.86%
Worst          -43.34%        -12.47%          -0.89%           3.11%
----------------------------------------------------------------------

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.
This analysis is based on historical annual total return figures for the S&P 500.


    Notice that the difference between the best and worst return decreases as the measure of time increases. Stock market investing may not make sense for you unless you are prepared to ride out the markets' ups and downs.

    As indicated below, Chart 3 compares the historical risk vs. reward characteristics of stocks (represented by the S&P 500), bonds (represented by a 20-year U.S. Treasury bond), and Treasury bills. As you can see, historically, stocks have provided higher returns at greater risk than Treasury bonds and bills over the long term.

[bullet chart - data below]


Risk--Reward
                                          S&P 500      Govt. Bonds       T-Bills
Average Annual return                     12.96%          5.59%           3.81%
Average Annual SD of return (Risk)        20.32%          9.23%           3.24%


Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

    The historical S&P 500 data presented here are not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the fund, during the periods shown. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Investors cannot invest directly in the S&P 500. The historical conditions that gave rise to the patterns illustrated here may not be repeated. Transaction costs and other expenses of managing a common stock portfolio are not reflected in the figures shown. S&P 500 is a registered service mark of Standard and Poor's Corporation.


6   INFORMATION REGARDING THE FUNDS                 AMERICAN CENTURY INVESTMENTS


SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS


    For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


PORTFOLIO TURNOVER


    The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve the objective and accordingly, under normal conditions the annual portfolio turnover rate is not anticipated to exceed 150%.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Higher portfolio turnover also may affect the likelihood that the capital gains, if any, distributed by the fund will include short-term capital gains, which are taxable as ordinary income. When a security is sold, the manager seeks, whenever possible, to minimize the capital gain that would be realized.


CONVERTIBLE SECURITIES

    Although the fund's equity investments consist primarily of common stock, the fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

FUTURES CONTRACTS AND OPTIONS THEREON


    The fund may buy or sell futures contracts relating to groups of securities or indices and write or buy put and call options relating to such futures contracts.


    For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.


    The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


    The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio manage-


PROSPECTUS                                   INFORMATION REGARDING THE FUNDS   7


ment skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

    The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

    See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

    For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. government securities, certificates of deposit, commercial paper, and bankers' acceptances.

    The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

    The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

FOREIGN SECURITIES


    The fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U. S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.


OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

    From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period of time expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each


8   INFORMATION REGARDING THE FUNDS                 AMERICAN CENTURY INVESTMENTS


day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.


    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares, when redeemed, may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


PROSPECTUS                                  INFORMATION REGARDING THE FUNDS   9


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Income & Growth shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.

    If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such



10   ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS



calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


DISTRIBUTIONS


    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be invested in additional shares.


TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Income & Growth team and their work experience for the last five years are as follows:

    JOHN SCHNIEDWIND, Senior Vice President and Group Head--Quantitative Equity, joined American Century in 1982.


    KURT  BORGWARDT,   Vice  President,   Portfolio   Manager  and  Director  of
Quantitative Equity Research, joined American Century in 1990 and has served as the Director of Quantitative Equity Research since then.


    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


    For the services provided to the fund, the manager receives an annual fee of .70% of the average net assets of the fund. On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


INVESTMENT PERFORMANCE OF SIMILAR FUND


    The fund commenced operations on September 15, 1997, and therefore has only a short period of performance history. The fund is substantially identical to another fund in the American Century family of funds, American Century Income & Growth. It has the same management team and investment policies. The fees and expenses are expected to be similar, and it will be managed with the same investment objective and strategies. However, additional expenses regarding the insurance product may be applicable. Please consult the separate account prospectus. The Average Annual Total Return information for American Century Income & Growth set forth below is not the performance history of the fund, and is not an indication of future performance of the fund.



PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   11



                          AVERAGE ANNUAL TOTAL RETURNS
                       For periods ended December 31, 1997
----------------------------------------------------------------------------
                           ONE        THREE        FIVE           LIFE
                          YEAR        YEARS       YEARS        OF FUND*
----------------------------------------------------------------------------
American Century
Income &
Growth Fund             34.52%       31.67%      20.39%         21.07%
----------------------------------------------------------------------------


*American  Century  Income & Growth Fund  commenced  operations  on December 17,
1990.

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain administrative and recordkeeping services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his voting control of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.


    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly known as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.


12   ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW   13


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

WWW.AMERICANCENTURY.COM

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9804           [recycled logo]
SH-BKT-11938      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                   MAY 1, 1998


                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                             VP Capital Appreciation
                                    VP Value
                                   VP Balanced
                                  VP Advantage
                                VP International



                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998


                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


This statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Variable Portfolios, Inc. and five of its series of shares, VP Capital Appreciation, VP Value, VP Balanced, VP Advantage or VP International as the case may be. Each of such prospectuses is dated May 1, 1998. Please retain this document for future reference. To obtain copies of the various American Century Variable Portfolios prospectuses, call American Century at 1-800-345-3533 or 816-531-5575, or write to P.O. Box 419385, Kansas
City, Missouri 64141-6385.


                               TABLE OF CONTENTS


Selection of Investments ..................................................    2
Additional Investment Restrictions ........................................    3
Futures Contracts .........................................................    4
An Explanation of Fixed Income Securities Ratings .........................    5
Short Sales ...............................................................    7
Portfolio Lending .........................................................    7
Portfolio Turnover ........................................................    7
Performance Advertising ...................................................    8
Officers and Directors ....................................................    8
Management ................................................................   10
Custodian .................................................................   11
Independent Auditors ......................................................   11
Capital Stock .............................................................   11
Brokerage .................................................................   12
Redemptions in Kind .......................................................   13
Holidays ..................................................................   13
Financial Statements ......................................................   13



STATEMENT OF ADDITIONAL INFORMATION                                           1


SELECTION OF INVESTMENTS


    Currently, American Century Variable Portfolios offers six funds. This Statement of Additional Information applies to five of the funds: VP Capital Appreciation, VP Value, VP Balanced, VP Advantage and VP International. Such funds are sometimes individually referred to as a "fund," and collectively as the "funds."


    In achieving their investment objectives, the funds must conform to certain fundamental policies that may not be changed without shareholder approval. The following paragraph is a statement of fundamental policy with respect to investment selection:


    In general, within the restrictions outlined in the Prospectus or in other statements of the corporation's fundamental policies, VP Capital Appreciation, VP Value, VP International and, with regard to the equity portion of their portfolios, VP Balanced and VP Advantage, each has broad power with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the manager's intention that VP Capital Appreciation, VP Value, VP International and the equity portion of VP Balanced and VP Advantage will generally consist of common stocks. However, the manager may invest the assets in varying amounts in other instruments and in senior securities, such as bonds, debentures and preferred stocks, when such a course is deemed appropriate under certain market and economic conditions. Senior securities that, in the opinion of the manager, are high-grade issues may also be purchased for defensive purposes.

VP CAPITAL APPRECIATION

    The manager intends to invest the assets of VP Capital Appreciation primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. The selection of these investments is described under "Selection of Investments."


VP VALUE


    The manager intends to invest the assets of VP Value primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that management believes to be undervalued at the time of purchase. The selection of these investments is described under "Selection of Investments."


VP BALANCED


    The manager intends to invest approximately 60% of the VP Balanced portfolio in common stocks and the remainder in fixed income securities. Equity security investments are described under "Selection of Investments." At least 80% of the fixed income assets will be invested in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization within the three highest categories. The fund may invest in securities of the U.S. government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-related, and other asset-backed securities. It can be expected that the manager will invest from time to time in bonds and preferred stock convertible into common stock.


VP ADVANTAGE


    The manager intends to invest approximately (i) 20% of VP Advantage's assets in government securities with a weighted average maturity of six months or less, i.e., cash and cash equivalents, (ii) 40% of the fund's assets in fixed income government securities with a weighted average maturity of three to 10 years (although management has the discretion to invest some or all of this portion of the fund's assets in cash or cash equivalents if it believes that market conditions merit) and (iii) 40% of the fund's assets in equity securities. All of the debt securities purchased, regardless of weighted average maturity, will be securities of the U.S. government and its agencies and instrumentalities, including mortgage-related and other asset-backed securities issued by such entities. Equity security investments are described under "Selection of Investments."


VP INTERNATIONAL


    The manager intends to invest the assets of VP International primarily in an internationally diversified portfolio of common stocks. The selection of these investments is described under "Selection of Investments."



2                                                   American Century Investments


                          AMERICAN CENTURY INVESTMENTS

ADDITIONAL INVESTMENT RESTRICTIONS

    Additional fundamental policies applicable to American Century Variable Portfolios that may be changed only with shareholder approval provide that:

  (1) No series of shares shall invest more than 15% of its assets in illiquid investments;

  (2)  No series of shares shall  invest in the  securities  of companies  that,
       including  predecessors,   have  a  record  of  less  than  three  years'
       continuous operation;

  (3) No series of shares shall make loans to other persons, but may lend its portfolio securities to unaffiliated persons. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned; during the existence of the loan, the corporation must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the corporation must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the corporation to vote the securities. The interest and dividends on loaned securities of either series may not exceed 10% of the annual gross income of that series (without offset for realized capital gains);


  (4) Except with regard to VP Value to which this restriction shall apply with regard to 75% of its portfolio, no series of shares shall purchase the security of any one issuer if such purchase would cause more than 5% of the assets of such series at market value to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the portfolio of such series;


  (5) No series of shares shall invest for control or for management, or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of each series, exclusive of cash and government securities, will be invested in securities of any one industry. The corporation may make its own reasonable industry classifications based on information derived from published manuals, financial database services, and the corporation's analysis of the financial statements of affected companies;

  (6) No series of shares shall buy securities on margin or sell short unless it owns, or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to, the securities sold (however, VP Value may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted by its fundamental policies), or, except with regard to VP Value, write put or call options;

  (7) No series of shares shall purchase shares of another investment company if immediately after the purchase (a) the corporation owns more than 3% of the total outstanding stock of the other investment company, or (b) the securities that the corporation owns of the other investment company exceed 5% of the total assets of the corporation, or (c) the securities that the corporation owns of all other investment companies exceed 10% of the value of the total assets of the corporation;

  (8) No series of shares shall issue any senior security;

  (9) No series of shares shall underwrite any security;

 (10) No series of shares shall purchase or sell real estate or real estate mortgage loans but may invest in securities of issuers that deal in real estate or real estate mortgage loans;

 (11) Except with regard to VP Value, no series of shares shall purchase or sell commodities or commodity contracts, including futures contracts; and

 (12) No series of shares shall borrow any money with respect to any series of its stock, except in an amount not in excess of 5% of the total assets of the series, and then only for emergency and extraordinary purposes, including payment for shares redeemed.

    The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.


STATEMENT OF ADDITIONAL INFORMATION                                            3



    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission (SEC) ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.


    Neither the SEC nor any other agency of the federal or state government participates in or supervises the funds' management or their investment practices or policies.

FUTURES CONTRACTS


    As described in the Prospectus, VP Value may enter into futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered, both the buyer and seller of the contract are required to deposit with a futures commission merchant (FCM) cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.


    The value of the futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain is generally entitled to receive all or a portion of this amount.

    The fund maintains from time to time a percentage of its assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the fund's investment objectives. The fund may enter into index futures contracts as an efficient means to expose the fund's cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

    The fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

    The principal risks generally associated with the use of futures include:

o the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);

o the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter-party risk);

o the risk that the securities to which the futures contract relates may go down in value (market risk); and

o adverse price movements in the underlying securities can result in losses substantially greater than the value of the fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the fund may not purchase leveraged futures, so there is no leverage risk involved in the fund's use of futures.

    A liquid secondary market is necessary to close out a contract. The fund may seek to manage liquidity risk by investing only in exchange-traded futures. Exchange-traded futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corpora-


4                                                   AMERICAN CENTURY INVESTMENTS


tions, the futures exchanges guarantee the performance of the contracts.

    Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, the fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.

    The fund manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of the fund, the fund may be entitled to the return of margin owed to the fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the fund does business.


    The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, the movement in the market price of index futures contracts will reflect the movement in the the aggregate market price of the entire portfolio of securities comprising the index. Since VP Value is not an index fund, its investment in futures contracts will not correlate precisely with the performance of the fund's other equity investments. However, the manager believes that an investment in index futures will more closely reflect the investment performance of the fund than an investment in U.S. government or other highly liquid, short-term debt securities, which is where the cash position of the fund would otherwise be invested.

    The policy of the manager is to remain fully invested in equity securities. There may be times when the manager deems it advantageous to the fund not to invest excess cash in index futures, but such decisions will generally not be the result of an active effort to use futures to time or anticipate market movements in general.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

    As described in the Prospectus, the funds may invest in fixed income securities. Fixed income securities ratings provide the manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure:


    The following summarizes the ratings used by Standard & Poor's Corporation (S&P) for bonds:


   AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA--Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

   A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

STATEMENT OF ADDITIONAL INFORMATION                                            5

   B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

   CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C--The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI--The rating CI is reserved for income bonds on which no interest is being paid.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

    The following summarizes the ratings used by Moody's Investors Service, Inc. (Moody's) for bonds:

   AAA--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   AA--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

   A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

   BAA--Bonds that are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

   BA--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


   B--Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


   CAA--Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   CA--Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


6                                                   AMERICAN CENTURY INVESTMENTS


   C--Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of a gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position in substantially identical securities may not become deductible for tax purposes until all or some part of the short position has been closed.


PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the Financial Highlights table in the prospectuses.

    With respect to each fund, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

    The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the manager will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

    Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and the fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.



STATEMENT OF ADDITIONAL INFORMATION                                            7



    Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.


PERFORMANCE ADVERTISING

    The following table sets forth the average annual total return of each of the funds for the periods indicated. Average annual total return is calculated by determining a fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions.



                                                         From
FUND                         1 Year      5 Year        Inception
----------------------------------------------------------------------

VP CAPITAL APPRECIATION     (3.26)%        5.76%        9.34%(1)
VP BALANCED                  15.81%       11.27%       11.05%(2)
VP ADVANTAGE                 12.83%        9.21%        8.63%(3)
VP INTERNATIONAL             18.63%          --        10.60%(4)
VP VALUE                     26.08%          --        23.16%(5)
----------------------------------------------------------------------
(1) Inception date was 11/20/87.
(2) Inception date was 5/1/91.
(3) Inception date was 8/1/91.
(4) Inception date was 5/1/94.
(5) Inception date was 5/1/96.



    The funds may advertise average annual total returns over periods of time other than those periods shown in the foregoing table. The funds also may advertise cumulative total return over various time periods.

    The following table shows the cumulative total return and the average annual compound rate of return of the funds for the period indicated.



                           Cumulative        Average Annual
                          Total Return        Compound Rate
FUND                     Since Inception     Since Inception
-------------------------------------------------------------
VP CAPITAL APPRECIATION      146.60%             9.34%
VP BALANCED                  101.14%            11.05%
VP ADVANTAGE                  70.14%             8.63%
VP INTERNATIONAL              44.68%            10.60%
VP VALUE                      41.57%            23.16%
----------------------------------------------------------


    PERFORMANCE FIGURES ADVERTISED BY AMERICAN CENTURY VARIABLE PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

OFFICERS AND DIRECTORS


    The principal officers and the directors of American Century Variable Portfolios, Inc. (the Corporation), their ages (listed in parentheses), their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

    JAMES E. STOWERS JR.* (74), Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III* (39), Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING, M.D. (64), Director; retired, formerly general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.


8                                                   AMERICAN CENTURY INVESTMENTS


    D.D. (DEL) HOCK (63), Director; retired, formerly Chairman, Public Service Company of Colorado; Director, Service Tech, Inc., Hathaway Corporation, and J.
D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.

    LLOYD T. SILVER JR. (70), Director; President, LSC, Inc., manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

    RICHARD W. INGRAM (42), President; Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

    MARYANNE  ROEPKE,  CPA  (42),  Vice  President,   Treasurer,  and  Principal
Accounting   Officer;   Senior  Vice  President,   American   Century   Services
Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    MERELE A. MAY (35), Controller; Vice President, American Century Services Corporation.

    ROBERT J. LEACH, CPA (31), Controller.

    C. JEAN WADE, CPA (34), Controller.

    JON ZINDEL, CPA (31), Tax Officer; Vice President and Director of Taxation, American Century Services Corporation (1996); Tax Manager, Price Waterhouse (from 1989-1996).

    The Board of Directors has established four standing committees, the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs. Stowers Jr. (chair), Stowers III, and Pratt constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chair), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to the internal controls and the considerations given or the connective action taken by management, and reviewing nonaudit services provided by the independent accountants.

    Messrs. Brown (chair), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chair), Hock and Stowers III.


    The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such


STATEMENT OF ADDITIONAL INFORMATION                                            9


companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" who serve as the chair of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth in the following table is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.


                               Aggregate             Total Compensation from
                              Compensation            the American Century
Director                 from the Corporation(1)       Family of Funds(2)
--------------------------------------------------------------------------------

Thomas A. Brown                  $1,596                     $60,000

Robert W. Doering, M.D.           1,317                      49,500

Andrea C. Hall(3)                   235                       8,833

D. D. (Del) Hock                  1,317                      49,500

Linsley L. Lundgaard              1,126                      42,333

Donald H. Pratt                   1,596                      60,000

Lloyd T. Silver Jr.               1,303                      49,000

M. Jeannine Strandjord            1,299                      48,833
--------------------------------------------------------------------------------

(1)Includes compensation paid by the corporation during the fiscal year ended December 31, 1997.

(2)Includes compensation paid by the 13 investment company members of the American Century family of funds for the calendar year ended December 31, 1997.

(3)Andrea C. Hall replaced Linsley L. Lundgarrd as an independent director effective November 1, 1997.


MANAGEMENT

    A description of the responsibilities and method of compensation of the funds' manager, American Century Investment Management, Inc. appears in the Prospectus under the caption "Management."

    During the past three fiscal years, the management fees were as follows:



FUND                                          Years Ended December 31,
--------------------------------------------------------------------------------
                                    1997             1996                 1995
--------------------------------------------------------------------------------

VP CAPITAL APPRECIATION
Management Fees             $   10,378,643    $   14,401,981      $   12,365,098
Average Net Assets           1,041,484,038     1,444,414,188       1,245,866,500

VP BALANCED
Management Fees                  2,346,313         1,832,133           1,222,757
Average Net Assets             234,698,258       185,726,034         126,219,800

VP ADVANTAGE
Management Fees                    249,359           238,392             218,240
Average Net Assets              25,348,464        38,676,300          22,425,700

VP INTERNATIONAL
Management Fees                  2,659,954         1,170,843             596,598
Average Net Assets             177,484,663        78,092,615          39,770,213

VP VALUE
Management Fees                    985,657            62,187                   -
Average Net Assets              98,518,788         9,241,069                   -
--------------------------------------------------------------------------------


The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the



10                                                  AMERICAN CENTURY INVESTMENTS



funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the funds, on February 28, 1998, the manager was also acting as an investment adviser to 10 institutional accounts and to 12 registered investment companies, American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Municipal Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Government Income Trust, American Century Target Maturities Trust and American Century California Tax-Free and Municipal Funds.


    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

    As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

CUSTODIANS


    Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10036 serves as custodian of the assets of the funds, except UMB Bank, N.A., 10th and Grand, Kansas City, Missouri 64105 serves as custodian of VP International. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT AUDITORS


    Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, are the independent auditors of the funds. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund by American Century.


CAPITAL STOCK


    The funds' capital stock is described in the Prospectus under the heading "Further Information About American Century."

    The corporation currently has six series of shares outstanding. The funds may in the future issue one or more additional series of shares. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all other series of securities unless otherwise stated. Within their respective series, all shares have equal



STATEMENT OF ADDITIONAL INFORMATION                                           11


redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions.

    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.


    As of February 28, 1998, in excess of 5% of the outstanding shares of the following funds were owned of record by:

Name of Fund                      Shareholder and Percentage
--------------------------------------------------------------------------------

VP Capital Appreciation           Nationwide Life Insurance Company
                                  Columbus, Ohio -- 65.0%

                                  Penn Mutual Life Insurance
                                  Philadelphia, Pennsylvania -- 6.0%

                                  Mutual of America
                                  New York, New York -- 9.1%

                                  Great-West Life and Annuity Company
                                  Englewood, Colorado -- 7.8%

VP Advantage                      Nationwide Life Insurance Company
                                  Columbus, Ohio -- 98.9%

VP Balanced                       Nationwide Life Insurance Company
                                  Columbus, Ohio -- 78.2%

                                  Lincoln National Life Insurance Company
                                  Ft. Wayne, Indiana -- 11.0%

VP International                  Nationwide Life Insurance Company
                                  Columbus, Ohio -- 87.0%

VP Value                          IDS Life Insurance Company
                                  Minneapolis, Minnesota -- 55.6%

                                  Nationwide Life Insurance Company
                                  Columbus, Ohio -- 38.2%
--------------------------------------------------------------------------------


    All of such shares of the funds are held for the benefit of the holders of variable life and variable annuity policies issued by such insurance companies. Such shares are held in one or more accounts by entities controlled by such insurance companies.

BROKERAGE

    Under the terms of the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors indicated below in selecting brokers or dealers.

    Equity Investments: Transactions in securities other than those for which an exchange is the primary market may be done with dealers acting as principal or market maker or with brokers. Transactions will be done on a brokerage basis when the manager believes that the facilities, expert personnel and technological systems of a broker enable American Century Variable Portfolios to secure as good a net price as it would have received from a market maker.
American Century Variable Portfolios places most of its over-the-counter transactions with market makers.

    Fixed Income Investments: Purchases are made directly from issuers, underwriters, broker-dealers or banks. In many transactions, the selection of the broker-dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection is a function of the selection of market and the negotiation of price, as well as the broker-dealer's general execution, operational and financial capabilities in the type of transaction involved.

    The manager receives statistical and other information and services (brokerage and research services) without cost from broker-dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the brokerage business with one or more brokers who provide information and services.

    The brokerage and research services received by the manager may be used with respect to one or more of the funds and/or the other funds and accounts over which it has investment discretion, and not all of such services may be used by the manager in managing the portfolios of the funds. Such information and services are in addition to and not in lieu of the services required to be performed for the funds by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

    Evaluation of the overall reasonableness of brokerage commissions is made by the manager and reviewed by the Board of Directors of American Century Variable Portfolios. In the years ended December 31, 1997, 1996 and 1995, the paid brokerage commissions of each fund were as follows:


12                                                  AMERICAN CENTURY INVESTMENTS



FUND                                   Years Ended December 31,
-------------------------------------------------------------------------
                                    1997        1996         1995
-------------------------------------------------------------------------

VP CAPITAL APPRECIATION        $1,573,432    3,879,230    3,826,468

VP VALUE                          466,557       25,821           --

VP BALANCED                       294,313      235,149      153,670

VP ADVANTAGE                       20,302       19,734       19,477

VP INTERNATIONAL                1,329,778      630,547      525,846
-------------------------------------------------------------------------

    In 1997, $3,525,726 (96%) of the total brokerage commissions ($3,684,887) were paid to brokers and dealers who provided information and services.


    The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Factors considered in such determinations are skill in execution of orders and the quality of brokerage and research services received. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REDEMPTIONS IN KIND

    Shares will normally be redeemed for cash, although the corporation retains the right to redeem its shares in kind under unusual circumstances, such as an unusually large redemption, in order to protect the investments of the remaining shareholders.

    The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any one contract owner exceed such limitation, the corporation will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager, and will not necessarily be representative of the entire portfolio, and will be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS


    The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


FINANCIAL STATEMENTS


    The financial statements of the funds for the fiscal year ended December 31, 1997 are included in the annual report to shareholders for that period, which is incorporated herein by reference. You may receive copies of the annual report without charge upon request to the funds at the address and telephone number shown on page 1 of this Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION                                          13


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3485

FAX: 816-340-4360

WWW.AMERICANCENTURY.COM

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11945      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                   MAY 1, 1998


                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                               VP Income & Growth



                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998


                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

This statement is not a prospectus but should be read in conjunction with the current Prospectus of VP Income & Growth, a series of shares of American Century Variable Portfolios, Inc. Such prospectus is dated May 1, 1998. Please retain this document for future reference. To obtain a copy of the VP Income & Growth prospectus, call American Century at 1-800-345-3533 or 816-531-5575, or write to P.O. Box 419385, Kansas City, Missouri 64141-6385.

                               TABLE OF CONTENTS


Investment Restrictions ...................................................    2
U.S. Government Securities ................................................    2
Repurchase Agreements .....................................................    3
When-Issued and Forward Commitment Agreements .............................    3
Convertible Securities ....................................................    3
Foreign Securities ........................................................    4
Foreign Currency Exchange Transactions ....................................    4
Depositary Receipts .......................................................    5
Restricted Securities .....................................................    5
Put Options on Individual Securities ......................................    5
Futures and Options Transactions ..........................................    6
Portfolio Lending .........................................................    9
Portfolio Turnover ........................................................    9
Performance ...............................................................   10
Officers and Directors ....................................................   10
Management ................................................................   12
Custodian .................................................................   13
Independent Auditors ......................................................   13
Capital Stock .............................................................   13
Brokerage .................................................................   13
Redemptions in Kind .......................................................   14
Holidays ..................................................................   15
Financial Statements ......................................................   15



STATEMENT OF ADDITIONAL INFORMATION                                           1


INVESTMENT RESTRICTIONS

    In achieving its objective, the fund must conform to certain fundamental policies. These policies, which may not be changed without shareholder approval, provide that the fund:


  (1) Shall not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;

  (2) Shall not invest for purposes of exercising control over management;

  (3) Shall  not  issue  senior  securities,   except  as  permitted  under  the
      Investment Company Act of 1940;

  (4) Shall not act as an underwriter of securities by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

  (5) Shall not borrow any money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings);

  (6) Shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this policy shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities;

  (7) Shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business; and

  (8) Shall not concentrate its investments in securities of issues in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).


    The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.


    The Investment Company Act also provides that a diversified fund may not invest more than 25% of its assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission (SEC) ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The fund believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the fund to forego investment possibilities which may otherwise be available to it under the Investment Company Act.


    Neither the SEC nor any other agency of the federal or state government participates in or supervises the fund's management or its investment practices or policies.

U.S. GOVERNMENT SECURITIES

    The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only


2                                                   AMERICAN CENTURY INVESTMENTS


by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS


    In a repurchase agreement (repo), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

    The manager attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern (i) the type of securities which may be acquired and held under repurchase agreements; (ii) collateral requirements for sellers under repurchase agreements; (iii) the amount of the fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (iv) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Directors reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom a fund may enter into repurchase agreements. A fund may enter into a repurchase agreement only with an entity that appears on a list of those which have been approved by the Board as sufficiently creditworthy.

    The fund has received permission from the (SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager. Joint repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.


WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

    The fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities on a when-issued or forward commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.


    In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain, until the settlement date, a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate capital gains or losses.


    As an operating policy, the fund will not commit more than 35% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 35% of the fund's total assets to be committed under when-issued or forward commitment agreements, the manager need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is reduced to at least 35%. In addition, as an operating policy, the fund will not enter into when-issued or forward commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

    The fund may buy securities that are convertible into common stock. Listed below is a brief description of the various types of convertible securities the fund may buy.


STATEMENT OF ADDITIONAL INFORMATION                                            3


    Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

    Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

    Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

    Although the fund may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The fund may invest in foreign-currency-denominated securities that trade in foreign markets if the manager believes that such investments will be advantageous to the fund.

    ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described below.

    Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

    Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    The manager may engage in foreign currency exchange transactions on behalf of the fund in order to manage currency risk. Foreign currencies will be


4                                                   AMERICAN CENTURY INVESTMENTS



purchased and sold regularly, either in the spot (i.e., cash) market or in the forward market (through forward foreign currency exchange contracts, or forward contracts).


    A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties, commencing with the date of the contract, at a price set at the time of the contract. When the fund agrees to buy or sell a security denominated in a foreign currency, it may enter into a forward contract to "lock in" the U.S. dollar price of the security. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, the manager can protect the fund against possible loss resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This type of transaction is sometimes referred to as a "position hedge."

    However, it should be noted that using forward contracts to protect the fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value increases.

    Successful use of forward contracts depends on the manager's skill in analyzing and predicting currency values. Although they are used for settlement purposes, forward contracts alter the fund's exposure to currency exchange rate activity and could result in losses to the fund if currencies do not perform as the manager anticipates. The fund may also incur significant costs when converting assets from one currency to another.

    Foreign  exchange  dealers  do not  charge  fees for  currency  conversions.
Instead, they realize a profit based on the difference (i.e., the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

    The fund uses forward contracts for currency hedging purposes only and not for speculative purposes. The fund is not required to enter into forward contracts with regard to their foreign holdings and will not do so unless it is deemed appropriate by the manager.

    The fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

DEPOSITARY RECEIPTS

    American  Depositary  Receipts and European  Depositary  Receipts  (ADRs and
EDRs) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

    Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES


    Restricted securities held by the fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to try to register the securities.


PUT OPTIONS ON INDIVIDUAL SECURITIES

    The fund may buy puts with respect to stocks underlying its convertible security holdings. For


STATEMENT OF ADDITIONAL INFORMATION                                            5


example, if the manager anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may purchase a put option on the stock. If the stock price subsequently declines, an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

FUTURES AND OPTIONS TRANSACTIONS

    FUTURES TRANSACTIONS. The fund may engage in futures transactions. Such transactions may be used to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission, a U.S. government agency.

    Although futures contracts, by their terms, generally call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

    To initiate and maintain open positions in futures contracts, the fund is required to make a good faith margin deposit in cash or appropriate securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay an additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the fund's investment restrictions.

    Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The fund will not utilize futures contracts for speculative purposes.

    Although techniques other than trading futures contracts can be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are generally lower than the transaction costs incurred in the purchase and sale of the underlying securities.

    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

    The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall


6                                                   AMERICAN CENTURY INVESTMENTS


enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    WRITING PUT AND CALL OPTIONS. If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option before it is exercised by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

    If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, it is likely that the writer will also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

    Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    COMBINED POSITIONS. The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, in order to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility in tailoring an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

    OPTIONS ON FUTURES. By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the


STATEMENT OF ADDITIONAL INFORMATION                                            7


strike price. Purchasing an option on a futures contract does not require the fund to make margin payments unless the option is exercised.

    CORRELATION OF PRICE CHANGES. Price changes of the fund's futures and options positions may not be well correlated with price changes of its other investments. This may be because of differences between the underlying indexes and the types of securities the fund invests in. For example, if the fund sold a broad-based index futures contract to hedge against a stock market decline while completing sales of specific securities in its investment portfolio, the prices of the securities could move in a different direction than the broad market index represented by the index futures contract. In the case of an S&P 500 futures contract purchased by the fund, either in anticipation of stock purchases or in an effort to be fully invested, failure of the contract to track the Index accurately could hinder the fund from achieving its investment objective.

    Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract; these factors may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this strategy may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in value. Under these circumstances, the fund's access to assets held to cover its futures and options positions also could be impaired.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTION. The fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and options premiums.

    The fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the fund's net assets. Under the Commodity Exchange Act, the fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's net assets. To the extent required by law, the fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.


    The fund intends to comply with tax rules applicable to regulated investment companies.


    FUTURES AND OPTIONS RELATING TO FOREIGN CURRENCIES. The fund may purchase and sell cur-


8                                                   AMERICAN CENTURY INVESTMENTS


rency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts.

    Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, although it may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

    The uses and risks of currency futures and options are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a deutsche-mark-denominated security from a decline in the deutsche mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-currency-denominated investments will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's foreign investments over time.


PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


PORTFOLIO TURNOVER

    With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be greater than other investment companies with similar investment objectives.


    The fund intends to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, the fund will sell a given security, no matter for how long or how short a period it has been held in the portfolio and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, it may be replaced with another security holding greater promise, it has reached its optimum potential, of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.


    When a general decline in securities prices is anticipated, the fund may decrease its position and increase its cash position, and when a rise in price levels is anticipated, the management may increase its equity position and decrease its cash.

    Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the ratio which will be attained in the future.


STATEMENT OF ADDITIONAL INFORMATION                                            9


PERFORMANCE

    The fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

    Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

    YIELD = 2 [(a - b + 1)(6) - 1]
                ------
                  cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

    Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the fund's net asset value during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.


    The fund's average annual total return for the life of the fund period ended December 31, 1997 is 7.80%.


    PERFORMANCE FIGURES ADVERTISED BY AMERICAN CENTURY VARIABLE PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

OFFICERS AND DIRECTORS


    The principal officers and the directors of American Century Variable Portfolios, Inc. (the Corporation), their ages (listed in parentheses), their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

    JAMES E. STOWERS JR.* (74), Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III* (39), Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING, M.D. (64), Director; retired, formerly general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D.D. (DEL) HOCK (63), Director; retired, formerly Chairman, Public Service Company of Colorado;



10                                                  AMERICAN CENTURY INVESTMENTS



Director, Service Tech, Inc., Hathaway Corporation, and J. D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.

    LLOYD T. SILVER JR. (70), Director; President, LSC, Inc., manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

    RICHARD W. INGRAM (42), President; Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

    MARYANNE ROEPKE, CPA (42), Senior Vice President,  Treasurer,  and Principal
Accounting   Officer;   Senior  Vice  President,   American   Century   Services
Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    JON ZINDEL, CPA (31), Tax Officer; Vice President and Director of Taxation, American Century Services Corporation (1996); Tax Manager, Price Waterhouse LLP (from 1989-1996).

    MERELE A. MAY (35), Controller, Vice President, American Century Services Corporation.

    ROBERT LEACH, CPA (31), Controller.

    C. JEAN WARDE, CPA (34), Controller.

    The Board of Directors has established four standing committees, the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs. Stowers Jr. (chair), Stowers III, and Pratt constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chair), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to the internal controls and the considerations given or the connective action taken by management, and reviewing nonaudit services provided by the independent accountants.

    Messrs.  Brown  (chair),  Pratt  and  Silver  and Dr.  Hall  constitute  the
Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chair), Hock and Stowers III.


    The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such


STATEMENT OF ADDITIONAL INFORMATION                                           11


companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" who serve as the chair of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.


                            Aggregate               Total Compensation from
                           Compensation              the American Century
Director              from the Corporation(1)         Family of Funds(2)
-----------------------------------------------------------------------------

Thomas A. Brown               $1,596                       $60,000

Robert W. Doering, M.D.        1,317                        49,500

Andrea C. Hall(3)                235                         8,833

D. D. (Del) Hock               1,317                        49,500

Linsley L. Lundgaard           1,126                        42,333

Donald H. Pratt                1,596                        60,000

Lloyd T. Silver Jr.            1,303                        49,000

M. Jeannine Strandjord         1,299                        48,833
-----------------------------------------------------------------------------

(1)Includes compensation paid by the corporation for the fiscal year ended December 31, 1997.

(2)Includes compensation paid by the 13 investment company members of the American Century family of funds for the calendar year ended December 31, 1997.

(3)Andrea C. Hall replaced Linsley L. Lundgarrd as an independent director effective November 1, 1997.


MANAGEMENT

    A description of the responsibilities and method of compensation of the fund's manager, American Century Investment Management, Inc. appears in the Prospectus under the caption "Management."


    The management fees paid by the fund from inception (September 2, 1997) to December 31, 1997 equal $1,290.


    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the fund's Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the fund who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of the fund's shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds.



12                                                  AMERICAN CENTURY INVESTMENTS



The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the funds, on February 28, 1998, the manager was also acting as an investment adviser to 10 institutional accounts and to 12 registered investment companies, American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Municipal Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Government Income Trust, American Century Target Maturities Trust and American Century California Tax-Free and Municipal Funds.


    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

    As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

CUSTODIAN

    Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10036 serves as custodian of the assets of the fund. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, are the independent auditors of the fund. As the independent auditors of the fund, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund by American Century.


CAPITAL STOCK

    The fund's capital stock is described in the Prospectus under the heading "Further Information About American Century."

    The corporation currently has six series of shares outstanding. The corporation may in the future issue one or more additional series of shares. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all other series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions.

    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.


    As of February 28, 1998, 100% of the outstanding shares of the fund were owned of record by Nationwide Life Insurance Company, Columbus, Ohio.

    All of such shares of the fund are held for the benefit of the holders of variable life and variable annuity policies issued by such insurance company. Such shares are held in one or more accounts by entities controlled by such insurance company.


BROKERAGE

    Under the terms of the management agreement between the fund and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The fund's policy is to secure the


STATEMENT OF ADDITIONAL INFORMATION                                           13


most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors indicated below in selecting brokers or dealers.

    Equity Investments: Transactions in securities other than those for which an exchange is the primary market may be done with dealers acting as principal or market maker or with brokers. Transactions will be done on a brokerage basis when the manager believes that the facilities, expert personnel and technological systems of a broker enable American Century Variable Portfolios to secure as good a net price as it would have received from a market maker.
American Century Variable Portfolios places most of its over-the-counter transactions with market makers.

    Fixed Income Investments: Purchases are made directly from issuers, underwriters, broker-dealers or banks. In many transactions, the selection of the broker-dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection is a function of the selection of market and the negotiation of price, as well as the broker-dealer's general execution, operational and financial capabilities in the type of transaction involved.

    The manager receives statistical and other information and services (brokerage and research services, including industry and company analysis) without cost from broker-dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the brokerage business with one or more brokers who provide information and services.

    The brokerage and research services received by the manager may be used with respect to the fund and/or one or more of the other funds and accounts over which it has investment discretion, and not all of such services may be used by the manager in managing the portfolios of the fund. Such information and services are in addition to and not in lieu of the services required to be performed for the fund by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.


    Evaluation of the overall reasonableness of brokerage commissions is made by the manager and reviewed by the Board of Directors of American Century Variable Portfolios. In the year ended December 31, 1997, the fund paid brokerage commissions of $505.

    The brokerage commissions paid by the fund may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Factors considered in such determinations are skill in execution of orders and the quality of brokerage and research services received. Research services furnished by brokers through whom the fund effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the fund.


    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the manager believe that the facilities, expert personnel and technological systems of a broker enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund normally places its over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REDEMPTIONS IN KIND

    Shares will normally be redeemed for cash, although the corporation retains the right to redeem its shares in kind under unusual circumstances, such as an unusually large redemption, in order to protect the investments of the remaining shareholders.

    The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the fund is obligated to


14                                                  AMERICAN CENTURY INVESTMENTS


redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder. Should redemptions by any one contract owner exceed such limitation, the corporation will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager, and will not necessarily be representative of the entire portfolio, and will be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.


HOLIDAYS

    The fund does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


FINANCIAL STATEMENTS

    The financial statements of the fund for the fiscal year ended December 31, 1997, are included in the annual report to shareholders for that period, which is incorporated herein by reference. You may receive copies of the annual report without charge upon request to the fund at the address and telephone number shown on page 1 of this Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION                                          15


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360


WWW.AMERICANCENTURY.COM


                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

9803           [recycled logo]
SH-BKT-11944      Recycled

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C.          OTHER INFORMATION.

ITEM 24. Financial Statements and Exhibits.

        (a)     Financial Statements:

                (i)     Financial Statements filed in Part A of the Registration
                        Statement:

                        1. Financial Highlights respecting shares of VP Capital Appreciation.

                        2.      Financial  Highlights  respecting  shares  of VP
                                Balanced.

                        3.      Financial  Highlights  respecting  shares  of VP
                                Advantage.

                        4. Financial Highlights respecting shares of VP International.

                        5.      Financial  Highlights  respecting  shares  of VP
                                Value.

                        6. Financial Highlights respecting shares of VP Income & Growth.

                (ii) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Capital Appreciation (each of the following financial statements is contained in the Registrant's VP Capital Appreciation Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.

                        4. Notes to Financial Statements as of December 31, 1997 and 1996.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.

                (iii) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Balanced (each of the following financial statements is contained in the Registrant's VP Balanced Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.

                        4. Notes to Financial Statements as of December 31, 1997 and 1996.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.

                (iv) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Advantage (each of the following financial statements is contained in the Registrant's VP Advantage Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.

                        4. Notes to Financial Statements as of December 31, 1997 and 1996.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.

                (v) Financial Statements filed in Part B of the Registration Statement respecting shares of VP International (each of the following financial statements is contained in the Registrant's VP International Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996.

                        4. Notes to Financial Statements as of December 31, 1997 and 1996.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.

                (vi) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Value (each of the following financial statements is contained in the Registrant's VP Value Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statement of Changes in Net Assets for the year ended December 31, 1997 and 1996.

                        4. Notes to Financial Statements as of December 31, 1997 and 1996.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.

                (vii) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Income & Growth (each of the following financial statements is contained in the Registrant's VP Income & Growth Annual Report dated December 31, 1997, which is incorporated by reference in Part B of this Registration Statement):

                        1. Statement of Assets and Liabilities at December 31, 1997.

                        2. Statement of Operations for the year ended December 31, 1997.

                        3. Statement of Changes in Net Assets for the year ended December 31, 1997.

                        4.      Notes to Financial Statements as of December 31,
                                1997.

                        5.      Schedule of Investments at December 31, 1997.

                        6.      Independent  Auditors'  Report dated January 30,
                                1998.


        (b)     Exhibits.

                1.1 Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.2 Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.3 Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.4 Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.5 Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.6 Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.7 Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.8 Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.9 Articles Supplementary of American Century Variable Portfolios, Inc. dated July 28, 1997 (filed herein as EX-99.B1.9).

                2.1 Amended and Restated By-Laws of TCI Portfolios, Inc. (filed as Exhibit 2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                2.2 Amendment to Amended and Restated By-Laws of American Century Variable Portfolios, Inc. (filed herein as EX-99.B2.2).

                3.      Voting Trust Agreements - None.

                4.      Specimen Securities - None.

                5.1 Investment Management Agreement between TCI Portfolios, Inc. and Investors Research Corporation dated August 1, 1994 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                5.2 Addendum to Investment Management Agreement dated April 1, 1996, between TCI Portfolios, Inc. and Investors
                        Research  Corporation  (filed  electronically as Exhibit
                        5.2 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                5.3 Addendum to Management Agreement dated September 15, 1997, between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc. (filed herein as EX-99.B5.3).

                6. Distribution Agreement between American Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, and incorporated herein by reference).

                7.      Bonus and Profit Sharing Plan, Etc. - None.

                8.1     Custody  Agreement with UMB Bank,  N.A.(filed as Exhibit
                        8.2 to Post-Effective Amendment No. 17, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                8.2 Amendment No. 1 to Custody Agreement with UMB Bank, N.A., dated January 25, 1996 (filed electronically as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

                8.3 Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

                9. Transfer Agency Agreement with Twentieth Century Services, Inc. (formerly J.E. Stowers & Company) dated October 15, 1987 (filed as Exhibit 9 to Post-Effective Amendment No. 19 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                10. Opinion and Consent of Janet A. Nash, Esq. (filed herein as EX-99.B10).

                11.     Consent  of  Deloitte  & Touche  LLP  (filed  herein  as
                        EX-99.B11).

                12.1    Annual  Report of VP Capital  Appreciation  for the year
                        ended  December  31,  1997  (filed   electronically   on
                        February 19, 1998).

                12.2 Annual Report of VP Balanced for the year ended December 31, 1997 (filed electronically on February 19, 1998).

                12.3 Annual Report of VP Advantage for the year ended December 31, 1997 (filed electronically on February 19,
                        1998).

                12.4 Annual Report of VP International for the year ended December 31, 1997 (filed electronically on February 19,
                        1998).

                12.5 Annual Report of VP Value for the year ended December 31, 1997 (filed electronically on February 19, 1998).

                12.6 Annual Report of VP Income & Growth for the year ended December 31, 1997 (filed electronically on February 19,
                        1998).

                13.     Agreements for Initial Capital, Etc. - None.

                14.     Model Retirement Plans - None.

                15.     12b-1 Plans - None.

                16. Schedule of Computation for Performance Advertising Quotations (filed herein as EX-99.B16).

                17.     Power of Attorney (filed herein as EX-99.B17).

                27.1.1 Financial Data Schedule for VP Capital Appreciation (EX-27.1.1)

                27.7.2  Financial Data Schedule for VP Balanced (EX-27.1.2)

                27.7.3  Financial Data Schedule for VP Advantage (EX-27.1.3)

                27.1.4  Financial Data Schedule for VP International (EX-27.1.4)

                27.1.5  Financial Data Schedule for VP Value (EX-27.1.5)

                27.1.6  Financial   Data   Schedule   for  VP  Income  &  Growth
                        (EX-27.1.6)

ITEM 25.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.   Number of Holders of Securities.

                                                       Number of Record Holders
                  Title of Series                      as of February 28, 1998
                  ---------------                      -----------------------
VP Capital Appreciation                                          27
VP Balanced                                                      16
VP Advantage                                                      3
VP International                                                 13
VP Value                                                          9
VP Income & Growth                                                1

ITEM 27.  Indemnification.

           The Registrant is a Maryland corporation. Section 2- 418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

           Article XIII of the Registrant's Amended Articles of Incorporation, Exhibits 1(a) and 1(b), requires the indemnification of the Registrant's directors and officers to the extent permitted by
           Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

           The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.   Business and Other Connections of Investment Advisor.

           American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.   Principal Underwriters.

            (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               BJB Investment Funds
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               The JPM Series Trust
               The JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               Orbitex Group of Funds
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

               The  Distributor  is registered  with the Securities and Exchange
               Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston
               Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c)   Not applicable.

ITEM 30.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.   Management Services - None.

ITEM 32.   Undertakings.

            (a)   Not applicable.
            (b)   Not applicable.
            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
            (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(C).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Variable Portfolios, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 23rd day of April, 1998.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By:/s/Patrick A. Looby
                              Patrick A. Looby, Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*Richard W. Ingram                 President, Principal Executive    April 23, 1998
-------------------------          and Principal Financial Officer
Richard W. Ingram

*Maryanne Roepke                   Vice President and Treasurer      April 23, 1998
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          April 23, 1998
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          April 23, 1998
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          April 23, 1998
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          April 23, 1998
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          April 23, 1998
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          April 23, 1998
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          April 23, 1998
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          April 23, 1998
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          April 23, 1998
-------------------------
M. Jeannine Strandjord

*By /s/Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact